Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

Accrued expenses consist of the following at:

	March 31, 2024	December 31, 2023
Sponsorship agreements	$691,194	$608,818
Accrued credit card charges	5,526	7,275
Series A Stock dividends	71,866	41,867
Legal and professional	48,081	125,704
Deferred offering costs	26,524	—
Other accrued expenses	4,410	27,059
Total	$847,601	$810,723
Accrued expenses consist of the following at:
	December 31, 2023	December 31, 2022
Sponsorship agreements	$608,818	$234,494
Accrued credit card charges	7,275	21,013
Series A Stock dividends	41,867	—
Legal and professional	125,704	89,200
Other accrued expenses	27,059	78,224
Total	$810,723	$422,931